Commitments and Contingent Liabilities (Operating Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Future minimum lease payments, 2016	$ 84
Future minimum lease payments, 2017	73
Future minimum lease payments, 2018	62
Future minimum lease payments, 2019	53
Future minimum lease payments, 2020	36
Future minimum lease payments, thereafter	38
Net expense under operating leases	$ 83	$ 75	$ 62